Document and Entity Information	9 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	Intiva BioPharma Inc.
Entity Central Index Key	0001625288
Document Type	S-1/A
Document Period End Date	Mar. 31, 2018
Amendment Flag	true
Amendment Description	Amendment No. 2
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Trading Symbol	NTVA